Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net income	$ 668,774	$ 546,898	$ 637,251
Depreciation - owned or sale and leaseback vessels	185,319	178,259	168,008
Depreciation - right of use assets	0	24,244	38,827
Equity settled share based compensation expense	62,509	47,340	20,397
Reversal of previously recorded impairment	0	0	(12,708)
Amortization of deferred financing fees	9,236	7,292	6,385
Non-cash debt extinguishment costs	3,460	8,320	6,604
Accretion of convertible notes	0	0	12,718
Net (gain) / loss on sales of vessels	(176,537)	(12,019)	66,486
Write-off of deposits on scrubbers	0	10,508	0
Fair value loss on financial assets measured at fair value through profit or loss	14,979	0	0
Accretion of fair value measurement on debt assumed in business combinations	82	1,128	2,106
Gain on repurchase of convertible notes	0	0	(481)
Share of income from dual fuel tanker joint venture	(7,664)	(5,950)	(679)
Dividend from DHT Holdings, Inc.	(3,803)	0	0
Cash flows from (used) in operating activities before changes in assets and liabilities	756,355	806,020	944,914
Changes in assets and liabilities:
(Increase) / decrease in inventories	(2,034)	7,804	(7,522)
Decrease / (increase) in accounts receivable	57,045	73,201	(238,631)
Decrease / (increase) in prepaid expenses and other current assets	983	7,944	(10,205)
Decrease in other assets	1,600	2,884	19,492
Increase / (decrease) in accounts payable	15,722	(16,748)	(4,482)
(Decrease) / increase in accrued expenses and other current liabilities	(4,491)	(15,613)	65,767
Total changes in assets and liabilities	68,825	59,472	(175,581)
Net cash inflow from operating activities	825,180	865,492	769,333
Investing activities
Net proceeds from disposal of vessels	479,778	64,878	607,693
Investment in dual fuel tanker joint venture	(1,937)	0	(1,750)
Distributions from dual fuel tanker joint venture	8,851	1,822	493
Drydock, scrubber, ballast water treatment system and other vessel related payments (owned, sale leaseback and bareboat-in vessels)	(93,367)	(23,089)	(34,480)
Investment in DHT Holdings, Inc.	(89,137)	0	0
Dividend from DHT Holdings, Inc.	3,803	0	0
Net cash inflow from investing activities	307,991	43,611	571,956
Financing activities
Debt repayments	(835,680)	(1,224,529)	(971,622)
Issuance of debt	99,000	1,386,482	122,638
Debt issuance costs	(354)	(29,691)	(1,702)
Principal repayments on IFRS 16 lease liabilities	0	516,127	79,502
Decrease in restricted cash	0	783	4,008
Repurchase / repayment of convertible notes	0	0	(83,968)
Dividends paid	(83,515)	(57,660)	(23,313)
Repurchase of common stock	(335,593)	(489,680)	(161,373)
Net cash outflow from financing activities	(1,156,142)	(930,422)	(1,194,834)
(Decrease) / increase in cash and cash equivalents	(22,971)	(21,319)	146,455
Cash and cash equivalents at January 1,	355,551	376,870	230,415
Cash and cash equivalents at December 31,	332,580	355,551	376,870
Supplemental information:
Interest paid (which includes $0.0 million, $0.0 million and $0.2 million of interest capitalized during the years ended December 31, 2024, 2023, and 2022, respectively)	$ 96,882	$ 154,653	$ 134,921